Annual Total Returns [BarChart] - VY American Century Small-Mid Cap Value Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(3.47%)
2012	16.07%
2013	31.12%
2014	12.15%
2015	(1.97%)
2016	23.69%
2017	10.90%
2018	(14.49%)
2019	30.17%
2020	3.35%